American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2035 Portfolio
October 31, 2022

One Choice Blend+ 2035 Portfolio - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 44.6%
American Century Low Volatility ETF	5,323	222,657
Avantis U.S. Equity Fund G Class	253,251	3,368,238
Avantis U.S. Small Cap Value Fund G Class	21,659	320,553
Focused Dynamic Growth Fund G Class	55,783	2,213,480
Focused Large Cap Value Fund G Class	230,665	2,281,275
Heritage Fund G Class	23,304	496,598
Mid Cap Value Fund G Class	34,991	559,513
Small Cap Growth Fund G Class	16,904	309,675
		9,771,989
Domestic Fixed Income Funds — 26.6%
Avantis Core Fixed Income Fund G Class	513,533	4,154,483
Avantis Short-Term Fixed Income Fund G Class	7,598	69,373
High Income Fund G Class	124,715	1,000,217
Inflation-Adjusted Bond Fund G Class	41,232	452,728
Short Duration Inflation Protection Bond Fund G Class	13,760	144,619
		5,821,420
International Equity Funds — 19.4%
Avantis Emerging Markets Equity Fund G Class	38,860	352,846
Avantis International Equity Fund G Class	137,307	1,289,314
Emerging Markets Fund G Class	52,245	473,340
Focused International Growth Fund G Class	52,279	727,723
Global Real Estate Fund G Class	37,781	414,457
International Small-Mid Cap Fund G Class	28,154	244,380
Non-U.S. Intrinsic Value Fund G Class	95,593	750,406
		4,252,466
International Fixed Income Funds — 9.4%
Emerging Markets Debt Fund G Class	60,005	493,838
Global Bond Fund G Class	179,860	1,568,379
		2,062,217
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $24,574,513)		21,908,092
OTHER ASSETS AND LIABILITIES†		(393)
TOTAL NET ASSETS — 100.0%		$21,907,699

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.  The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Low Volatility ETF	$210	$55	$41	$(1)	$223	5	$(7)	$1
Avantis U.S. Equity Fund	3,699	533	882	18	3,368	253	(149)	—
Avantis U.S. Small Cap Value Fund	343	35	66	9	321	22	(10)	—
Focused Dynamic Growth Fund	2,503	404	603	(91)	2,213	56	(156)	—
Focused Large Cap Value Fund	2,437	367	568	45	2,281	231	(91)	20
Heritage Fund	556	48	108	1	497	23	(28)	—
Mid Cap Value Fund	589	85	114	—	560	35	(23)	5
Small Cap Growth Fund	333	43	78	12	310	17	(23)	—
Avantis Core Fixed Income Fund	4,475	1,047	1,111	(256)	4,155	514	(166)	36
Avantis Short-Term Fixed Income Fund	68	21	18	(2)	69	8	(1)	—
High Income Fund	1,093	186	261	(18)	1,000	125	(45)	18
Inflation-Adjusted Bond Fund	489	95	100	(31)	453	41	(13)	—
Short Duration Inflation Protection Bond Fund	140	43	33	(5)	145	14	(2)	—
Avantis Emerging Markets Equity Fund	405	59	76	(35)	353	39	(20)	—
Avantis International Equity Fund	1,415	259	317	(68)	1,289	137	(78)	—
Emerging Markets Fund	548	85	125	(35)	473	52	(45)	—
Focused International Growth Fund	795	166	187	(46)	728	52	(61)	—
Global Real Estate Fund	450	93	86	(43)	414	38	(30)	—
International Small-Mid Cap Fund	273	35	55	(9)	244	28	(19)	—
Non-U.S. Intrinsic Value Fund	798	158	159	(47)	750	96	(42)	—
Emerging Markets Debt Fund	552	81	131	(8)	494	60	(24)	4
Global Bond Fund	1,695	344	395	(76)	1,568	180	(53)	12
	$23,866	$4,242	$5,514	$(686)	$21,908	2,026	$(1,086)	$96
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.